Annual Total Returns - Fidelity Conservative Income Municipal Bond Fund [BarChart] - 12.31 Fidelity Conservative Income Municipal Bond Fund Institutional Class PRO-10 - Fidelity Conservative Income Municipal Bond Fund
Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 15, 2013
Institutional Class
Bar Chart Table:
Annual Return 2014	0.46%
Annual Return 2015	0.42%
Annual Return 2016	0.31%
Annual Return 2017	1.11%
Annual Return 2018	1.56%
Annual Return 2019	2.00%
Annual Return 2020	0.88%